STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

September 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 100.0%
Automobiles & Components - 2.3%
Aptiv PLC	20,838	[a]	2,054,418
BorgWarner, Inc.	16,659		672,524
Ford Motor Co.	289,895		3,600,496
General Motors Co.	102,775		3,388,492
Tesla, Inc.	204,064	[a]	51,060,894
			60,776,824
Banks - 3.0%
Bank of America Corp.	509,774		13,957,612
Citigroup, Inc.	141,893		5,836,059
Citizens Financial Group, Inc.	36,391		975,279
Comerica, Inc.	10,329		429,170
Fifth Third Bancorp	49,371		1,250,567
Huntington Bancshares, Inc.	109,904		1,143,002
JPMorgan Chase & Co.	214,713		31,137,679
KeyCorp	71,204		766,155
M&T Bank Corp.	12,093		1,529,160
Regions Financial Corp.	70,006		1,204,103
The PNC Financial Services Group, Inc.	29,491		3,620,610
Truist Financial Corp.	97,858		2,799,717
U.S. Bancorp	113,923		3,766,294
Wells Fargo & Co.	270,116		11,036,940
Zions Bancorp NA	10,483		365,752
			79,818,099
Capital Goods - 5.5%
3M Co.	40,725		3,812,674
A.O. Smith Corp.	9,055		598,807
Allegion PLC	6,569		684,490
AMETEK, Inc.	17,260		2,550,338
Axon Enterprise, Inc.	5,181	[a]	1,030,967
Carrier Global Corp.	62,089		3,427,313
Caterpillar, Inc.	37,707		10,294,011
Cummins, Inc.	10,462		2,390,149
Deere & Co.	20,134		7,598,169
Dover Corp.	10,228		1,426,908
Eaton Corp. PLC	29,445		6,280,030
Emerson Electric Co.	42,033		4,059,127
Fastenal Co.	41,819		2,284,990
Fortive Corp.	25,806		1,913,773
Generac Holdings, Inc.	4,398	[a]	479,206

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Capital Goods - 5.5% (continued)
General Dynamics Corp.	16,656		3,680,476
General Electric Co.	80,438		8,892,421
Honeywell International, Inc.	49,030		9,057,802
Howmet Aerospace, Inc.	28,886		1,335,977
Huntington Ingalls Industries, Inc.	2,994		612,513
IDEX Corp.	5,655		1,176,353
Illinois Tool Works, Inc.	20,502		4,721,816
Ingersoll Rand, Inc.	30,440		1,939,637
Johnson Controls International PLC	50,215		2,671,940
L3Harris Technologies, Inc.	13,892		2,418,875
Lockheed Martin Corp.	16,709		6,833,313
Masco Corp.	16,248		868,456
Nordson Corp.	3,916		873,934
Northrop Grumman Corp.	10,582		4,658,091
Otis Worldwide Corp.	30,249		2,429,297
PACCAR, Inc.	38,921		3,309,063
Parker-Hannifin Corp.	9,469		3,688,365
Pentair PLC	11,948		773,633
Quanta Services, Inc.	10,769		2,014,557
Rockwell Automation, Inc.	8,438		2,412,171
RTX Corp.	107,441		7,732,529
Snap-on, Inc.	3,905		996,009
Stanley Black & Decker, Inc.	11,507		961,755
Textron, Inc.	14,895		1,163,895
The Boeing Company	41,879	[a]	8,027,367
Trane Technologies PLC	16,798		3,408,482
TransDigm Group, Inc.	4,047	[a]	3,412,147
United Rentals, Inc.	5,029		2,235,743
W.W. Grainger, Inc.	3,261		2,256,090
Westinghouse Air Brake Technologies Corp.	13,444		1,428,694
Xylem, Inc.	17,884		1,627,981
			146,450,334
Commercial & Professional Services - 1.3%
Automatic Data Processing, Inc.	30,788		7,406,977
Broadridge Financial Solutions, Inc.	8,871		1,588,353
Ceridian HCM Holding, Inc.	11,062	[a]	750,557
Cintas Corp.	6,493		3,123,198
Copart, Inc.	64,450	[a]	2,777,150
Equifax, Inc.	9,261		1,696,430
Jacobs Solutions, Inc.	9,326		1,272,999
Leidos Holdings, Inc.	10,472		965,100
Paychex, Inc.	23,509		2,711,293
Paycom Software, Inc.	3,716		963,447

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Commercial & Professional Services - 1.3% (continued)
Republic Services, Inc.	15,069		2,147,483
Robert Half, Inc.	8,109		594,228
Rollins, Inc.	17,604		657,157
Verisk Analytics, Inc.	10,653		2,516,665
Waste Management, Inc.	27,094		4,130,209
			33,301,246
Consumer Discretionary Distribution - 5.5%
Amazon.com, Inc.	670,879	[a]	85,282,138
AutoZone, Inc.	1,343	[a]	3,411,207
Bath & Body Works, Inc.	17,962		607,116
Best Buy Co., Inc.	14,398		1,000,229
CarMax, Inc.	11,587	[a]	819,549
eBay, Inc.	39,031		1,720,877
Etsy, Inc.	8,740	[a]	564,429
Genuine Parts Co.	10,313		1,488,991
LKQ Corp.	19,698		975,248
Lowe's Cos., Inc.	43,310		9,001,550
O'Reilly Automotive, Inc.	4,427	[a]	4,023,523
Pool Corp.	2,829		1,007,407
Ross Stores, Inc.	25,140		2,839,563
The Home Depot, Inc.	74,294		22,448,675
The TJX Companies, Inc.	84,899		7,545,823
Tractor Supply Co.	7,933		1,610,796
Ulta Beauty, Inc.	3,653	[a]	1,459,191
			145,806,312
Consumer Durables & Apparel - .8%
D.R. Horton, Inc.	22,484		2,416,355
Garmin Ltd.	11,197		1,177,924
Hasbro, Inc.	9,867		652,603
Lennar Corp., Cl. A	18,586		2,085,907
Mohawk Industries, Inc.	4,187	[a]	359,286
NIKE, Inc., Cl. B	91,763		8,774,378
NVR, Inc.	239	[a]	1,425,229
PulteGroup, Inc.	16,285		1,205,904
Ralph Lauren Corp.	3,236		375,667
Tapestry, Inc.	17,524		503,815
VF Corp.	22,615	[b]	399,607
Whirlpool Corp.	3,866		516,884
			19,893,559
Consumer Services - 2.1%
Airbnb, Inc., Cl. A	31,428	[a]	4,312,236
Booking Holdings, Inc.	2,638	[a]	8,135,460
Caesars Entertainment, Inc.	15,562	[a]	721,299
Carnival Corp.	75,006	[a]	1,029,082

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Consumer Services - 2.1% (continued)
Chipotle Mexican Grill, Inc.	2,036	[a]	3,729,606
Darden Restaurants, Inc.	8,713		1,247,876
Domino's Pizza, Inc.	2,650		1,003,794
Expedia Group, Inc.	10,325	[a]	1,064,198
Hilton Worldwide Holdings, Inc.	19,146		2,875,346
Las Vegas Sands Corp.	23,829		1,092,321
Marriott International, Inc., Cl. A	18,601		3,656,213
McDonald's Corp.	53,894		14,197,835
MGM Resorts International	20,901		768,321
Norwegian Cruise Line Holdings Ltd.	32,383	[a]	533,672
Royal Caribbean Cruises Ltd.	17,400	[a]	1,603,236
Starbucks Corp.	84,849		7,744,168
Wynn Resorts Ltd.	6,918		639,292
Yum! Brands, Inc.	20,617		2,575,888
			56,929,843
Consumer Staples Distribution - 1.8%
Costco Wholesale Corp.	32,741		18,497,355
Dollar General Corp.	16,297		1,724,223
Dollar Tree, Inc.	15,630	[a]	1,663,813
Sysco Corp.	37,053		2,447,351
Target Corp.	34,114		3,771,985
The Kroger Company	48,342		2,163,304
Walgreens Boots Alliance, Inc.	52,836		1,175,073
Walmart, Inc.	105,473		16,868,297
			48,311,401
Energy - 4.7%
APA Corp.	22,505		924,956
Baker Hughes Co.	74,137		2,618,519
Chevron Corp.	131,395		22,155,825
ConocoPhillips	88,665		10,622,067
Coterra Energy, Inc.	55,665		1,505,738
Devon Energy Corp.	47,278		2,255,161
Diamondback Energy, Inc.	13,204		2,045,036
EOG Resources, Inc.	43,067		5,459,173
EQT Corp.	25,655		1,041,080
Exxon Mobil Corp.	295,906		34,792,627
Halliburton Co.	66,348		2,687,094
Hess Corp.	20,484		3,134,052
Kinder Morgan, Inc.	144,139		2,389,825
Marathon Oil Corp.	45,112		1,206,746
Marathon Petroleum Corp.	29,576		4,476,032
Occidental Petroleum Corp.	49,104		3,185,868
ONEOK, Inc.	41,004		2,600,884
Phillips 66	32,903		3,953,295

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Energy - 4.7% (continued)
Pioneer Natural Resources Co.	17,328		3,977,642
Schlumberger NV	105,128		6,128,962
Targa Resources Corp.	16,376		1,403,751
The Williams Companies, Inc.	89,585		3,018,119
Valero Energy Corp.	26,086		3,696,647
			125,279,099
Equity Real Estate Investment - 2.2%
Alexandria Real Estate Equities, Inc.	11,347	[c]	1,135,835
American Tower Corp.	34,295	[c]	5,639,813
AvalonBay Communities, Inc.	10,663	[c]	1,831,264
Boston Properties, Inc.	11,053	[c]	657,432
Camden Property Trust	8,017	[c]	758,248
Crown Castle, Inc.	31,897	[c]	2,935,481
Digital Realty Trust, Inc.	22,382	[c]	2,708,670
Equinix, Inc.	6,911	[c]	5,019,183
Equity Residential	25,499	[c]	1,497,046
Essex Property Trust, Inc.	4,601	[c]	975,826
Extra Space Storage, Inc.	15,530	[c]	1,888,137
Federal Realty Investment Trust	5,635	[c]	510,700
Healthpeak Properties, Inc.	41,016	[c]	753,054
Host Hotels & Resorts, Inc.	53,917	[c]	866,446
Invitation Homes, Inc.	42,932	[c]	1,360,515
Iron Mountain, Inc.	22,339	[c]	1,328,054
Kimco Realty Corp.	44,522	[c]	783,142
Mid-America Apartment Communities, Inc.	8,616	[c]	1,108,448
Prologis, Inc.	68,007	[c]	7,631,065
Public Storage	11,625	[c]	3,063,420
Realty Income Corp.	52,027	[c]	2,598,228
Regency Centers Corp.	12,338	[c]	733,371
SBA Communications Corp.	8,116	[c]	1,624,580
Simon Property Group, Inc.	24,099	[c]	2,603,415
UDR, Inc.	22,180	[c]	791,161
Ventas, Inc.	29,285	[c]	1,233,777
VICI Properties, Inc.	74,872	[c]	2,178,775
Welltower, Inc.	38,260	[c]	3,134,259
Weyerhaeuser Co.	54,201	[c]	1,661,803
			59,011,148
Financial Services - 7.6%
American Express Co.	44,252		6,601,956
Ameriprise Financial, Inc.	7,671		2,528,975
Berkshire Hathaway, Inc., Cl. B	134,757	[a]	47,205,377
BlackRock, Inc.	10,364		6,700,222
Blackstone, Inc.	52,198		5,592,494

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Financial Services - 7.6% (continued)
Capital One Financial Corp.	28,621		2,777,668
Cboe Global Markets, Inc.	7,680		1,199,693
CME Group, Inc.	26,624		5,330,657
Discover Financial Services	18,896		1,636,960
FactSet Research Systems, Inc.	2,816		1,231,324
Fidelity National Information Services, Inc.	44,214		2,443,708
Fiserv, Inc.	44,915	[a]	5,073,598
FLEETCOR Technologies, Inc.	5,399	[a]	1,378,581
Franklin Resources, Inc.	21,069	[b]	517,876
Global Payments, Inc.	19,158		2,210,642
Intercontinental Exchange, Inc.	42,182		4,640,864
Invesco Ltd.	35,223		511,438
Jack Henry & Associates, Inc.	5,217		788,497
MarketAxess Holdings, Inc.	2,704		577,683
Mastercard, Inc., Cl. A	61,443		24,325,898
Moody's Corp.	11,755		3,716,578
Morgan Stanley	94,110		7,685,964
MSCI, Inc.	5,843		2,997,926
Nasdaq, Inc.	24,660		1,198,229
Northern Trust Corp.	15,440		1,072,771
PayPal Holdings, Inc.	80,965	[a]	4,733,214
Raymond James Financial, Inc.	13,541		1,359,923
S&P Global, Inc.	24,028		8,780,071
State Street Corp.	23,457		1,570,681
Synchrony Financial	30,540		933,608
T. Rowe Price Group, Inc.	16,350		1,714,624
The Bank of New York Mellon Corp.	53,237		2,270,558
The Charles Schwab Corp.	109,769		6,026,318
The Goldman Sachs Group, Inc.	24,596		7,958,528
Visa, Inc., Cl. A	118,665	[b]	27,294,137
			202,587,241
Food, Beverage & Tobacco - 3.2%
Altria Group, Inc.	131,100		5,512,755
Archer-Daniels-Midland Co.	39,405		2,971,925
Brown-Forman Corp., Cl. B	13,330		769,008
Bunge Ltd.	11,230		1,215,647
Campbell Soup Co.	15,344	[b]	630,332
Conagra Brands, Inc.	34,935		957,918
Constellation Brands, Inc., Cl. A	11,879		2,985,549
General Mills, Inc.	43,463		2,781,197
Hormel Foods Corp.	21,836		830,423
Kellogg Co.	19,404		1,154,732
Keurig Dr. Pepper, Inc.	73,872		2,332,139

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Food, Beverage & Tobacco - 3.2% (continued)
Lamb Weston Holdings, Inc.	11,015		1,018,447
McCormick & Co., Inc.	18,574		1,404,937
Molson Coors Beverage Co., Cl. B	14,266		907,175
Mondelez International, Inc., Cl. A	100,360		6,964,984
Monster Beverage Corp.	55,024	[a]	2,913,521
PepsiCo, Inc.	101,798		17,248,653
Philip Morris International, Inc.	114,675		10,616,611
The Coca-Cola Company	287,590		16,099,288
The Hershey Company	11,048		2,210,484
The J.M. Smucker Company	7,412		911,009
The Kraft Heinz Company	58,207		1,958,083
Tyson Foods, Inc., Cl. A	20,919		1,056,200
			85,451,017
Health Care Equipment & Services - 5.6%
Abbott Laboratories	128,915		12,485,418
Align Technology, Inc.	5,393	[a]	1,646,591
Baxter International, Inc.	37,938		1,431,780
Becton, Dickinson and Co.	21,364		5,523,235
Boston Scientific Corp.	107,807	[a]	5,692,210
Cardinal Health, Inc.	18,402		1,597,662
Cencora, Inc.	12,164		2,189,155
Centene Corp.	40,186	[a]	2,768,012
CVS Health Corp.	94,646		6,608,184
DaVita, Inc.	3,772	[a]	356,567
Dentsply Sirona, Inc.	15,670		535,287
DexCom, Inc.	29,048	[a]	2,710,178
Edwards Lifesciences Corp.	44,546	[a]	3,086,147
Elevance Health, Inc.	17,574		7,652,071
GE HealthCare Technologies, Inc.	28,655		1,949,686
HCA Healthcare, Inc.	14,860		3,655,263
Henry Schein, Inc.	9,391	[a]	697,282
Hologic, Inc.	17,768	[a]	1,233,099
Humana, Inc.	9,131		4,442,414
IDEXX Laboratories, Inc.	6,183	[a]	2,703,640
Insulet Corp.	5,221	[a]	832,697
Intuitive Surgical, Inc.	26,084	[a]	7,624,092
Laboratory Corp. of America Holdings	6,660		1,338,993
McKesson Corp.	9,964		4,332,845
Medtronic PLC	98,188		7,694,012
Molina Healthcare, Inc.	4,329	[a]	1,419,436
Quest Diagnostics, Inc.	8,344		1,016,800
ResMed, Inc.	10,891		1,610,452
Steris PLC	7,188		1,577,191
Stryker Corp.	24,887		6,800,870

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Health Care Equipment & Services - 5.6% (continued)
Teleflex, Inc.	3,409		669,562
The Cigna Group	21,789		6,233,179
The Cooper Companies, Inc.	3,753		1,193,492
UnitedHealth Group, Inc.	68,367		34,469,958
Universal Health Services, Inc., Cl. B	4,579		575,718
Zimmer Biomet Holdings, Inc.	15,656		1,756,916
			148,110,094
Household & Personal Products - 1.5%
Church & Dwight Co., Inc.	17,978		1,647,324
Colgate-Palmolive Co.	61,831		4,396,802
Kenvue, Inc.	126,207		2,534,237
Kimberly-Clark Corp.	24,929		3,012,670
The Clorox Company	9,128		1,196,316
The Estee Lauder Companies, Inc., Cl. A	17,357		2,508,954
The Procter & Gamble Company	174,187		25,406,916
			40,703,219
Insurance - 2.2%
Aflac, Inc.	39,771		3,052,424
American International Group, Inc.	52,991		3,211,255
Aon PLC, Cl. A	15,034		4,874,323
Arch Capital Group Ltd.	27,104	[a]	2,160,460
Arthur J. Gallagher & Co.	15,756		3,591,265
Assurant, Inc.	3,877		556,660
Brown & Brown, Inc.	17,599		1,229,114
Chubb Ltd.	30,462		6,341,579
Cincinnati Financial Corp.	11,747		1,201,601
Everest Group Ltd.	3,225		1,198,636
Globe Life, Inc.	6,356		691,088
Loews Corp.	13,217		836,768
Marsh & McLennan Cos., Inc.	36,500		6,945,950
MetLife, Inc.	47,621		2,995,837
Principal Financial Group, Inc.	16,303		1,174,957
Prudential Financial, Inc.	26,748		2,538,118
The Allstate Corp.	19,266		2,146,425
The Hartford Financial Services Group, Inc.	22,430		1,590,511
The Progressive Corp.	43,003		5,990,318
The Travelers Companies, Inc.	16,953		2,768,594
W.R. Berkley Corp.	15,189		964,350
Willis Towers Watson PLC	7,754		1,620,276
			57,680,509
Materials - 2.5%
Air Products & Chemicals, Inc.	16,412		4,651,161
Albemarle Corp.	8,761		1,489,720

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Materials - 2.5% (continued)
Amcor PLC	111,398		1,020,406
Avery Dennison Corp.	6,029		1,101,317
Ball Corp.	22,967		1,143,297
Celanese Corp.	7,306		917,049
CF Industries Holdings, Inc.	14,033		1,203,189
Corteva, Inc.	52,072		2,664,004
Dow, Inc.	51,897		2,675,809
DuPont de Nemours, Inc.	34,439		2,568,805
Eastman Chemical Co.	8,593		659,255
Ecolab, Inc.	18,694		3,166,764
FMC Corp.	9,318		624,026
Freeport-McMoRan, Inc.	105,346		3,928,352
International Flavors & Fragrances, Inc.	19,010		1,295,912
International Paper Co.	25,325		898,278
Linde PLC	36,105		13,443,697
LyondellBasell Industries NV, Cl. A	18,907		1,790,493
Martin Marietta Materials, Inc.	4,609		1,891,902
Newmont Corp.	58,246		2,152,190
Nucor Corp.	18,520		2,895,602
Packaging Corp. of America	6,580		1,010,359
PPG Industries, Inc.	17,519		2,273,966
Sealed Air Corp.	10,925		358,996
Steel Dynamics, Inc.	11,905		1,276,454
The Mosaic Company	23,447		834,713
The Sherwin-Williams Company	17,398		4,437,360
Vulcan Materials Co.	9,788		1,977,372
WestRock Co.	18,107		648,231
			64,998,679
Media & Entertainment - 8.0%
Activision Blizzard, Inc.	53,538		5,012,763
Alphabet, Inc., Cl. A	437,980	[a]	57,314,063
Alphabet, Inc., Cl. C	373,426	[a]	49,236,218
Charter Communications, Inc., Cl. A	7,504	[a]	3,300,409
Comcast Corp., Cl. A	303,953		13,477,276
Electronic Arts, Inc.	18,166		2,187,186
Fox Corp., Cl. A	17,373		542,038
Fox Corp., Cl. B	10,639		307,254
Live Nation Entertainment, Inc.	9,835	[a]	816,698
Match Group, Inc.	21,093	[a]	826,318
Meta Platforms, Inc., Cl. A	164,239	[a]	49,306,190
Netflix, Inc.	32,746	[a]	12,364,890
News Corporation, Cl. A	29,712		596,023
News Corporation, Cl. B	9,399	[b]	196,157
Omnicom Group, Inc.	14,661		1,091,951

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Media & Entertainment - 8.0% (continued)
Paramount Global, Cl. B	36,618	[b]	472,372
Take-Two Interactive Software, Inc.	11,618	[a]	1,631,051
The Interpublic Group of Companies, Inc.	28,382		813,428
The Walt Disney Company	135,327	[a]	10,968,253
Warner Bros Discovery, Inc.	165,043	[a]	1,792,367
			212,252,905
Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
AbbVie, Inc.	130,794		19,496,154
Agilent Technologies, Inc.	22,241		2,486,989
Amgen, Inc.	39,447		10,601,776
Biogen, Inc.	10,611	[a]	2,727,133
Bio-Rad Laboratories, Inc., Cl. A	1,669	[a]	598,253
Bio-Techne Corp.	11,768		801,048
Bristol-Myers Squibb Co.	154,030		8,939,901
Catalent, Inc.	13,786	[a]	627,677
Charles River Laboratories International, Inc.	3,935	[a]	771,181
Danaher Corp.	48,526		12,039,301
Eli Lilly & Co.	58,943		31,660,054
Gilead Sciences, Inc.	91,940		6,889,984
Illumina, Inc.	11,825	[a]	1,623,336
Incyte Corp.	13,403	[a]	774,291
IQVIA Holdings, Inc.	13,586	[a]	2,673,045
Johnson & Johnson	177,810		27,693,907
Merck & Co., Inc.	188,110		19,365,924
Mettler-Toledo International, Inc.	1,603	[a]	1,776,236
Moderna, Inc.	24,723	[a]	2,553,639
Organon & Co.	19,047		330,656
Pfizer, Inc.	416,555		13,817,129
Regeneron Pharmaceuticals, Inc.	7,884	[a]	6,488,217
Revvity, Inc.	9,023		998,846
Thermo Fisher Scientific, Inc.	28,487		14,419,265
Vertex Pharmaceuticals, Inc.	19,103	[a]	6,642,877
Viatris, Inc.	85,939		847,359
Waters Corp.	4,192	[a]	1,149,488
West Pharmaceutical Services, Inc.	5,425		2,035,514
Zoetis, Inc.	34,137		5,939,155
			206,768,335
Real Estate Management & Development - .2%
CBRE Group, Inc., Cl. A	22,704	[a]	1,676,917
CoStar Group, Inc.	30,546	[a]	2,348,682
			4,025,599
Semiconductors & Semiconductor Equipment - 7.4%
Advanced Micro Devices, Inc.	119,383	[a]	12,274,960

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Semiconductors & Semiconductor Equipment - 7.4% (continued)
Analog Devices, Inc.	37,501		6,566,050
Applied Materials, Inc.	62,057		8,591,792
Broadcom, Inc.	30,504		25,336,012
Enphase Energy, Inc.	10,218	[a,b]	1,227,693
First Solar, Inc.	7,882	[a]	1,273,652
Intel Corp.	310,177		11,026,792
KLA Corp.	10,090		4,627,879
Lam Research Corp.	9,849		6,173,058
Microchip Technology, Inc.	40,145		3,133,317
Micron Technology, Inc.	80,657		5,487,096
Monolithic Power Systems, Inc.	3,508		1,620,696
NVIDIA Corp.	182,550		79,407,424
NXP Semiconductors NV	19,013		3,801,079
ON Semiconductor Corp.	31,580	[a]	2,935,361
Qorvo, Inc.	7,063	[a]	674,305
Qualcomm, Inc.	82,391		9,150,344
Skyworks Solutions, Inc.	11,532		1,136,940
SolarEdge Technologies, Inc.	4,155	[a]	538,114
Teradyne, Inc.	11,416		1,146,851
Texas Instruments, Inc.	67,135		10,675,136
			196,804,551
Software & Services - 11.3%
Accenture PLC, Cl. A	46,705		14,343,573
Adobe, Inc.	33,678	[a]	17,172,412
Akamai Technologies, Inc.	11,247	[a]	1,198,255
Ansys, Inc.	6,548	[a]	1,948,357
Autodesk, Inc.	15,820	[a]	3,273,316
Cadence Design Systems, Inc.	19,981	[a]	4,681,548
Cognizant Technology Solutions Corp., Cl. A	37,127		2,514,983
DXC Technology Co.	15,070	[a]	313,908
EPAM Systems, Inc.	4,233	[a]	1,082,336
Fair Isaac Corp.	1,783	[a]	1,548,589
Fortinet, Inc.	47,875	[a]	2,809,305
Gartner, Inc.	5,938	[a]	2,040,356
Gen Digital, Inc.	43,425		767,754
International Business Machines Corp.	67,331		9,446,539
Intuit, Inc.	20,659		10,555,509
Microsoft Corp.	549,067		173,367,905
Oracle Corp.	116,292		12,317,649
Palo Alto Networks, Inc.	22,603	[a]	5,299,047
PTC, Inc.	8,656	[a]	1,226,382
Roper Technologies, Inc.	7,860		3,806,441

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Software & Services - 11.3% (continued)
Salesforce, Inc.	71,946	[a]	14,589,210
ServiceNow, Inc.	15,085	[a]	8,431,912
Synopsys, Inc.	11,274	[a]	5,174,428
Tyler Technologies, Inc.	3,064	[a]	1,183,133
Verisign, Inc.	6,786	[a]	1,374,369
			300,467,216
Technology Hardware & Equipment - 8.7%
Amphenol Corp., Cl. A	43,920		3,688,841
Apple, Inc.	1,085,916		185,919,678
Arista Networks, Inc.	18,745	[a]	3,447,768
CDW Corp.	10,114		2,040,601
Cisco Systems, Inc.	301,083		16,186,222
Corning, Inc.	56,572		1,723,749
F5, Inc.	4,423	[a]	712,722
Hewlett Packard Enterprise Co.	95,494		1,658,731
HP, Inc.	64,972		1,669,780
Juniper Networks, Inc.	22,918		636,891
Keysight Technologies, Inc.	12,987	[a]	1,718,310
Motorola Solutions, Inc.	12,320		3,353,997
NetApp, Inc.	15,809		1,199,587
Seagate Technology Holdings PLC	14,788	[b]	975,269
TE Connectivity Ltd.	23,209		2,867,008
Teledyne Technologies, Inc.	3,461	[a]	1,414,095
Trimble, Inc.	18,657	[a]	1,004,866
Western Digital Corp.	23,826	[a]	1,087,180
Zebra Technologies Corp., Cl. A	3,726	[a]	881,311
			232,186,606
Telecommunication Services - .9%
AT&T, Inc.	527,495		7,922,975
T-Mobile US, Inc.	38,186		5,347,949
Verizon Communications, Inc.	310,928		10,077,176
			23,348,100
Transportation - 1.5%
Alaska Air Group, Inc.	9,367	[a]	347,328
American Airlines Group, Inc.	46,150	[a]	591,182
C.H. Robinson Worldwide, Inc.	8,843		761,648
CSX Corp.	147,656		4,540,422
Delta Air Lines, Inc.	47,914		1,772,818
Expeditors International of Washington, Inc.	11,268		1,291,651
FedEx Corp.	17,118		4,534,901
J.B. Hunt Transport Services, Inc.	6,100		1,149,972
Norfolk Southern Corp.	16,765		3,301,531
Old Dominion Freight Line, Inc.	6,624		2,710,143

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Transportation - 1.5% (continued)
Southwest Airlines Co.	44,295		1,199,066
Union Pacific Corp.	44,941		9,151,336
United Airlines Holdings, Inc.	24,105	[a]	1,019,642
United Parcel Service, Inc., Cl. B	53,264		8,302,260
			40,673,900
Utilities - 2.4%
Alliant Energy Corp.	19,357		937,847
Ameren Corp.	19,434		1,454,246
American Electric Power Co., Inc.	38,629		2,905,673
American Water Works Co., Inc.	14,506		1,796,278
Atmos Energy Corp.	10,784		1,142,349
CenterPoint Energy, Inc.	47,325		1,270,676
CMS Energy Corp.	21,297		1,131,084
Consolidated Edison, Inc.	25,669		2,195,470
Constellation Energy Corp.	24,064		2,624,901
Dominion Energy, Inc.	61,249		2,735,993
DTE Energy Co.	15,231		1,512,134
Duke Energy Corp.	56,966		5,027,819
Edison International	28,155		1,781,930
Entergy Corp.	15,791		1,460,667
Evergy, Inc.	16,528		837,970
Eversource Energy	26,138		1,519,925
Exelon Corp.	72,890		2,754,513
FirstEnergy Corp.	38,499		1,315,896
NextEra Energy, Inc.	149,188		8,546,981
NiSource, Inc.	30,322		748,347
NRG Energy, Inc.	16,523		636,466
PG&E Corp.	153,739	[a]	2,479,810
Pinnacle West Capital Corp.	8,714		642,048
PPL Corp.	53,626		1,263,429
Public Service Enterprise Group, Inc.	36,597		2,082,735
Sempra	46,270		3,147,748
The AES Corp.	49,717		755,698
The Southern Company	80,672		5,221,092
WEC Energy Group, Inc.	23,043		1,856,114
Xcel Energy, Inc.	41,139		2,353,974
			64,139,813
Total Common Stocks (cost $670,720,796)			2,655,775,649

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,495,306)	5.40	7,495,306	[d]	7,495,306

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $474,888)	5.40	474,888	[d]	474,888
Total Investments (cost $678,690,990)		100.3%		2,663,745,843
Liabilities, Less Cash and Receivables		(.3%)		(8,218,108)
Net Assets		100.0%		2,655,527,735

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2023, the value of the fund’s securities on loan was $29,264,499 and the value of the collateral was $30,028,315, consisting of cash collateral of $474,888 and U.S. Government & Agency securities valued at $29,553,427. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's 500 E-mini	42	12/15/2023	9,439,322	9,083,550	(355,772)
Gross Unrealized Depreciation				(355,772)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

September 30, 2023 (Unaudited)

The following is a summary of the inputs used as of September 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,655,775,649	-	-	2,655,775,649
Investment Companies	7,970,194	-	-	7,970,194
Liabilities ($)
Other Financial Instruments:
Futures††	(355,772)	-	-	(355,772)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At September 30, 2023, accumulated net unrealized appreciation on investments was $1,984,699,081, consisting of $2,020,476,104 gross unrealized appreciation and $35,777,023 gross unrealized depreciation.

At September 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.